Short-Term Debt (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [Line Items]
Facility Limit	$ 313	$ 159
Other Credit Facilities	720	740
Uncommitted revolving demand facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Facility Limit	$ 500	500
Other credit facilities [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.80%
Other credit facilities [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	13.10%
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Other Credit Facilities	$ 77	0
Commercial Paper [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.30%
Commercial Paper [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	0.40%
Committed Revolving Term Credit Facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities Before Letters Of Credit And Direct Borrowings	$ 1,500
Notes Issued Note Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.15%
Borrowings, maturity	October 1, 2022
Notes Issued Note Three [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	1.90%
Borrowings, maturity	May 13, 2023
Notes Issued Note Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.50%
Borrowings, maturity	June 1, 2023
Notes Issued Note Five [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.625%
Borrowings, maturity	March 15, 2024
Notes Issued Note Six [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.375%
Borrowings, maturity	March 15, 2025
Notes Issued Note Seven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.00%
Borrowings, maturity	April 1, 2025
Notes Issued Note Eight [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.00%
Borrowings, maturity	December 15, 2026
Notes Issued Note Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.20%
Borrowings, maturity	April 1, 2029
Debentures Issued Note Ten [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	2.95%
Borrowings, maturity	May 13, 2030
Debentures Issued Note Eleven [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.125%
Borrowings, maturity	March 15, 2035
Debentures Issued Note Twelve [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.125%
Borrowings, maturity	May 23, 2036
Debentures Issued Note Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.875%
Borrowings, maturity	December 1, 2036
Debentures Issued Note Fourteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.625%
Borrowings, maturity	December 1, 2040
Debentures Issued Note Fifteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	6.125%
Borrowings, maturity	January 15, 2041
Debentures Issued Note Sixteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	4.90%
Borrowings, maturity	June 1, 2043
Debentures Issued Note Seventeen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.25%
Borrowings, maturity	January 15, 2045
Debentures Issued Note Eighteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	5.00%
Borrowings, maturity	April 1, 2049
Debentures Issued Note Nineteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	3.95%
Borrowings, maturity	May 13, 2050
Other [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Other [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest
Debentures Issued Note Twenty [Member]
Disclosure of detailed information about borrowings [Line Items]
Rate of Interest	7.80%
Borrowings, maturity	February 1, 2027
Nutrien Credit Facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Facility Limit	$ 4,500	$ 4,500